RETIREMENT BENEFITS - Summary of Defined Benefit Plan Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 13,131
Actuarial (gains)/losses	(2,001)	$ 7,971	$ 11,554
Other movements	5	7	(12)
Ending balance	2,854	13,131
Defined benefit plan obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	115,792	103,545
Current service cost	1,438	1,435
Interest expense	1,351	1,828
Actuarial (gains)/losses	(2,001)	7,971
Benefit payments	(4,575)	(4,059)
Other movements	(523)	(444)
Currency translation differences	(4,146)	5,516
Ending balance	107,336	115,792	103,545
Defined benefit plan obligation | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	37,268	32,696
Current service cost	377	352
Interest expense	155	295
Actuarial (gains)/losses	1,477	1,720
Benefit payments	(979)	(925)
Other movements	(27)	(21)
Currency translation differences	(2,931)	3,151
Ending balance	35,340	37,268	32,696
Defined benefit plan obligation | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	32,269	28,397
Current service cost	323	300
Interest expense	376	491
Actuarial (gains)/losses	(1,418)	2,897
Benefit payments	(1,306)	(1,119)
Other movements	3	(162)
Currency translation differences	(334)	1,465
Ending balance	29,913	32,269	28,397
Defined benefit plan obligation | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	20,367	19,090
Current service cost	339	398
Interest expense	357	489
Actuarial (gains)/losses	(695)	1,611
Benefit payments	(1,220)	(1,024)
Other movements	(145)	(197)
Currency translation differences	0	0
Ending balance	19,003	20,367	19,090
Defined benefit plan obligation | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	20,520	18,337
Current service cost	339	313
Interest expense	335	408
Actuarial (gains)/losses	(1,095)	1,346
Benefit payments	(870)	(808)
Other movements	(167)	(65)
Currency translation differences	(849)	989
Ending balance	18,213	20,520	18,337
Defined benefit plan obligation | GERMANY
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	5,432
Ending balance	4,988	5,432
Defined benefit plan obligation | CANADA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	5,066
Ending balance	4,740	5,066
Defined benefit plan obligation | Pensions | Funded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	105,338
Ending balance	97,995	$ 105,338
Duration of defined benefit obligation		18 years
Defined benefit plan obligation | Pensions | Funded pension plans | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	37,268
Ending balance	$ 35,340	$ 37,268
Duration of defined benefit obligation	19 years	19 years
Defined benefit plan obligation | Pensions | Funded pension plans | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 31,839
Ending balance	$ 29,440	$ 31,839
Duration of defined benefit obligation	19 years	19 years
Defined benefit plan obligation | Pensions | Funded pension plans | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 18,892
Ending balance	$ 17,874	$ 18,892
Duration of defined benefit obligation	12 years	13 years
Defined benefit plan obligation | Pensions | Funded pension plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 17,339
Ending balance	$ 15,341	$ 17,339
Duration of defined benefit obligation	17 years	18 years
Defined benefit plan obligation | Pensions | Unfunded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 5,086
Ending balance	4,474	$ 5,086
Duration of defined benefit obligation		13 years
Defined benefit plan obligation | Pensions | Unfunded pension plans | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	430
Ending balance	$ 473	$ 430
Duration of defined benefit obligation	18 years	19 years
Defined benefit plan obligation | Pensions | Unfunded pension plans | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 1,475
Ending balance	$ 1,129	$ 1,475
Duration of defined benefit obligation	9 years	8 years
Defined benefit plan obligation | Pensions | Unfunded pension plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 3,181
Ending balance	$ 2,872	$ 3,181
Duration of defined benefit obligation	14 years	15 years
Defined benefit plan obligation | OPEB
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 5,368	$ 5,025
Current service cost	60	72
Interest expense	128	145
Actuarial (gains)/losses	(270)	397
Benefit payments	(200)	(183)
Other movements	(187)	1
Currency translation differences	(32)	(89)
Ending balance	4,867	5,368	5,025
Defined benefit plan obligation | OPEB | Unfunded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	5,368
Ending balance	$ 4,867	$ 5,368
Duration of defined benefit obligation	14 years	15 years
Defined benefit plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (102,678)	$ (94,826)
Interest expense	(1,160)	(1,657)
Benefit payments	4,326	3,843
Other movements	47	281
Currency translation differences	4,131	(5,154)
Ending balance	(104,495)	(102,678)	(94,826)
Defined benefit plan assets | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(37,673)	(33,863)
Interest expense	(158)	(307)
Benefit payments	979	925
Other movements	6	5
Currency translation differences	3,132	(3,199)
Ending balance	(37,096)	(37,673)	(33,863)
Defined benefit plan assets | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(32,193)	(30,260)
Interest expense	(376)	(523)
Benefit payments	1,306	1,119
Other movements	13	173
Currency translation differences	390	(1,306)
Ending balance	(33,720)	(32,193)	(30,260)
Defined benefit plan assets | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(17,046)	(16,042)
Interest expense	(308)	(404)
Benefit payments	1,220	1,024
Other movements	15	50
Currency translation differences	0	0
Ending balance	(18,055)	(17,046)	(16,042)
Defined benefit plan assets | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(15,766)	(14,661)
Interest expense	(318)	(423)
Benefit payments	821	775
Other movements	13	53
Currency translation differences	609	(649)
Ending balance	(15,624)	(15,766)	$ (14,661)
Defined benefit plan assets | GERMANY
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(3,346)
Ending balance	(3,282)	(3,346)
Defined benefit plan assets | CANADA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(4,025)
Ending balance	$ (4,325)	$ (4,025)